POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 41
Equity instruments	1,428
Debt instruments	583
Real Estate	8
Derivatives	0
Investment funds	106
Fixed insurance contracts	32
Total plan assets	2,198
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	41
Equity instruments	1,185
Debt instruments	28
Real Estate	0
Derivatives	0
Investment funds	0
Fixed insurance contracts	14
Total plan assets	1,268
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0
Equity instruments	243
Debt instruments	406
Real Estate	8
Derivatives	0
Investment funds	106
Fixed insurance contracts	0
Total plan assets	763
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0
Equity instruments	0
Debt instruments	149
Real Estate	0
Derivatives	0
Investment funds	0
Fixed insurance contracts	18
Total plan assets	$ 167